THE SARATOGA ADVANTAGE TRUST

January 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

Registration Statement File No. 033-79708

CIK No. 0000924628

James Alpha Family Office Portfolio, James Alpha Equity Hedge Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio and James Alpha Total Hedge Portfolio

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the above-referenced Portfolios of the Trust, the form of Prospectuses that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 28, 2016.

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer

and Chairman of the Board